FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
Derivative liabilities	$ 991,886	$ 1,277,200
Expected credit loss loans receivable	356,070
Cash	$ 3,574,605	$ 4,305,461